Summary of Significant Accounting Policies - Foreign Currency Exchange Gains and Losses Included in Other Income (Expense), Net (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Foreign Currency Translation [Line Items]
Exchanges (losses) gains, net	$ (14.4)	$ 21.8	$ 66.8